MACQUARIE FUNDS

Supplement to the current Summary Prospectus, Statutory Prospectus, and
Statement of Additional Information for each Macquarie Fund (each, a “Fund”), as may be amended

As noted in the supplement dated April 21, 2025, Macquarie Group Limited, the parent company of Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business.  The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable.
In anticipation of the closing of the transaction, on June 18, 2025, each Fund’s Board of Trustees (Board) approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of each Fund as of a record date to be determined will receive proxy materials for a special meeting of shareholders of the Fund at which the approval of the new investment advisory agreement will be considered.  It is anticipated that the proxy materials will be first mailed in late July 2025. At the Board Meeting, the Board also unanimously approved an interim investment advisory agreement between each Fund and DMC (the “Interim Agreement”), which would become effective at the time of the transaction, under which DMC could provide investment advisory services to each Fund for up to the earlier of 150 days from the effective date of the Interim Agreement or the date of shareholder approval of the new advisory agreement for such Fund.
In addition, the Board approved the following name changes to occur upon the closing of the transaction:
Current Name	New Name
Macquarie Asset Strategy Fund	Nomura Asset Strategy Fund
Macquarie Balanced Fund	Nomura Balanced Fund
Macquarie Climate Solutions Fund	Nomura Climate Solutions Fund
Macquarie Core Equity Fund	Nomura Core Equity Fund
Macquarie Corporate Bond Fund	Nomura Corporate Bond Fund
Macquarie Diversified Income Fund	Nomura Diversified Income Fund
Macquarie Emerging Markets Debt Corporate Fund	Nomura Emerging Markets Debt Corporate Fund
Macquarie Emerging Markets Fund	Nomura Emerging Markets Fund
Macquarie Extended Duration Bond Fund	Nomura Extended Duration Bond Fund
Macquarie Floating Rate Fund	Nomura Floating Rate Fund
Macquarie Global Allocation Fund	Nomura Global Allocation Fund
Macquarie Global Bond Fund	Nomura Global Bond Fund
Macquarie Global Growth Fund	Nomura Global Growth Fund
Macquarie Global Listed Real Assets Fund	Nomura Global Listed Real Assets Fund
Macquarie Growth and Income Fund	Nomura Growth and Income Fund
Macquarie Healthcare Fund	Nomura Healthcare Fund
Macquarie High Income Fund	Nomura High Income Fund
Macquarie International Core Equity Fund	Nomura International Core Equity Fund
Macquarie Large Cap Growth Fund	Nomura Large Cap Growth Fund
Macquarie Limited-Term Diversified Income Fund	Nomura Limited-Term Diversified Income Fund
Macquarie Mid Cap Growth Fund	Nomura Mid Cap Growth Fund
Macquarie Mid Cap Income Opportunities Fund	Nomura Mid Cap Income Opportunities Fund

Current Name	New Name
Macquarie Minnesota High-Yield Municipal Bond Fund	Nomura Minnesota High-Yield Municipal Bond Fund
Macquarie National High-Yield Municipal Bond Fund	Nomura National High-Yield Municipal Bond Fund
Macquarie Natural Resources Fund	Nomura Natural Resources Fund
Macquarie Opportunity Fund	Nomura Opportunity Fund
Macquarie Real Estate Securities Fund	Nomura Real Estate Securities Fund
Macquarie Science and Technology Fund	Nomura Science and Technology Fund
Macquarie Small Cap Core Fund	Nomura Small Cap Core Fund
Macquarie Small Cap Growth Fund	Nomura Small Cap Growth Fund
Macquarie Small Cap Value Fund	Nomura Small Cap Value Fund
Macquarie Smid Cap Core Fund	Nomura Smid Cap Core Fund
Macquarie Strategic Income Fund	Nomura Strategic Income Fund
Macquarie Systematic Emerging Markets Equity Fund	Nomura Systematic Emerging Markets Equity Fund
Macquarie Tax-Free California Fund	Nomura Tax-Free California Fund
Macquarie Tax-Free Colorado Fund	Nomura Tax-Free Colorado Fund
Macquarie Tax-Free Idaho Fund	Nomura Tax-Free Idaho Fund
Macquarie Tax-Free Minnesota Fund	Nomura Tax-Free Minnesota Fund
Macquarie Tax-Free New York Fund	Nomura Tax-Free New York Fund
Macquarie Tax-Free Oregon Fund	Nomura Tax-Free Oregon Fund
Macquarie Tax-Free Pennsylvania Fund	Nomura Tax-Free Pennsylvania Fund
Macquarie Tax-Free USA Fund	Nomura Tax-Free USA Fund
Macquarie Tax-Free USA Intermediate Fund	Nomura Tax-Free USA Intermediate Fund
Macquarie Ultrashort Fund	Nomura Ultrashort Fund
Macquarie Value Fund	Nomura Value Fund
Macquarie Wealth Builder Fund	Nomura Wealth Builder Fund
Macquarie VIP Asset Strategy Series	Nomura VIP Asset Strategy Series
Macquarie VIP Balanced Series	Nomura VIP Balanced Series
Macquarie VIP Core Equity Series	Nomura VIP Core Equity Series
Macquarie VIP Corporate Bond Series	Nomura VIP Corporate Bond Series
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Energy Series	Nomura VIP Energy Series
Macquarie VIP Fund for Income Series	Nomura VIP Fund for Income Series
Macquarie VIP Global Growth Series	Nomura VIP Global Growth Series
Macquarie VIP Growth and Income Series	Nomura VIP Growth and Income Series
Macquarie VIP Growth Equity Series	Nomura VIP Growth Equity Series
Macquarie VIP Growth Series	Nomura VIP Growth Series
Macquarie VIP High Income Series	Nomura VIP High Income Series
Macquarie VIP International Core Equity Series	Nomura VIP International Core Equity Series
Macquarie VIP Investment Grade Series	Nomura VIP Investment Grade Series
Macquarie VIP Limited Duration Bond Series	Nomura VIP Limited Duration Bond Series
Macquarie VIP Limited-Term Bond Series	Nomura VIP Limited-Term Bond Series
Macquarie VIP Mid Cap Growth Series	Nomura VIP Mid Cap Growth Series
Macquarie VIP Natural Resources Series	Nomura VIP Natural Resources Series
Macquarie VIP Opportunity Series	Nomura VIP Opportunity Series
Macquarie VIP Pathfinder Aggressive Series	Nomura VIP Pathfinder Aggressive Series
Macquarie VIP Pathfinder Conservative Series	Nomura VIP Pathfinder Conservative Series
Macquarie VIP Pathfinder Moderate Series	Nomura VIP Pathfinder Moderate Series
Macquarie VIP Pathfinder Moderately Aggressive Series	Nomura VIP Pathfinder Moderately Aggressive Series
Macquarie VIP Pathfinder Moderately Conservative Series	Nomura VIP Pathfinder Moderately Conservative Series

Current Name	New Name
Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series	Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series
Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series	Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series
Macquarie VIP Pathfinder Moderate - Managed Volatility Series	Nomura VIP Pathfinder Moderate - Managed Volatility Series
Macquarie VIP Science and Technology Series	Nomura VIP Science and Technology Series
Macquarie VIP Small Cap Growth Series	Nomura VIP Small Cap Growth Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series
Macquarie VIP Smid Cap Core Series	Nomura VIP Smid Cap Core Series
Macquarie VIP Total Return Series	Nomura VIP Total Return Series
Macquarie VIP Value Series	Nomura VIP Value Series

Further information about the timing of the transaction’s closing will be shared in a future fund supplement.
The foregoing is not a solicitation of any proxy. When it is available, please read the proxy statement carefully because it will contain important information regarding the proposed new advisory agreement and the transaction. The proxy statement will be available for free on the SEC’s website (www.sec.gov).
Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund or acting on a distribution check (if applicable).
Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
Please keep this Supplement for future reference.
This Supplement is dated June 18, 2025.